Earnings / (Loss) per share	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Earnings / (Loss) per share

26. Earnings / (Loss) per share

The earnings / (loss) and weighted average numbers of Ordinary Shares used in the calculation of earnings / (loss) per share are as follows:

	As at June 30
(US dollars in thousands)	2024	2023	2022
Loss for the year / period attributable to equity owners	(46,700)	(24,355)	(22,054)
Weighted average number of shares in issue (‘000s)	3,079	2,467	2,074
Basic earnings/(loss) per share (dollars)	(15.17)	(9.87)	(10.64)
Diluted earnings/(loss) per share (dollars)	(15.17)	(9.87)	(10.64)

On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.